Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Warrant Liabilities
Schedule of Change in Fair Value of Warrant Liabilities
	December 31 2019	December 31 2018
Beginning balance	$–	$–
Fair value on issue – financing cost	50	–
Fair value gain on revaluation	(7)	–
Ending balance	$43	$–

Schedule of Assumptions Using Black-Scholes Option-Pricing Model

The fair value at December 31, 2019 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Assumptions	2019
Risk-free interest rate	1.57%
Expected volatility [1]	105.90%
Expected life	0.50 years
Share price on valuation date	$0.56
Expected dividend yield	Nil

Note

1.	Expected volatility is based on the historical and implied volatility of the Company’s share price on the TSX.